Earnings (Loss) Per Common Share (Computation of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic
Net loss	$ (918)	$ (3,766)	$ (5,425)
Less: Preferred dividends and accretion of discount on preferred stock		4,632	(425)
Less: Net loss allocated to unvested share-based payment awards			34
Net earnings (loss) allocated to common stockholders	(918)	866	(5,816)
Weighted average common shares outstanding including unvested share-based payment awards	15,823,834	6,317,032	825,376
Less: Unvested share-based payment awards	(210)	(2,331)	(4,801)
Average shares	15,823,624	6,314,701	820,575
Basic earnings (loss) per common share	$ (0.06)	$ 0.14	$ (7.09)
Diluted
Net earnings (loss) allocated to common stockholders	$ (918)	$ 866	$ (5,816)
Add: Dilutive effects of assumed exercises of stock options		948
Average shares and dilutive potential common shares	15,823,624	6,315,649	820,575
Diluted earnings (loss) per common share	$ (0.06)	$ 0.14	$ (7.09)